AGF Investments Trust

AGFiQ U.S. Market Neutral Momentum Fund

AGFiQ U.S. Market Neutral Value Fund

AGFiQ U.S. Market Neutral Anti-Beta Fund

AGFiQ Hedged Dividend Income Fund

AGFiQ Global Infrastructure ETF

AGFiQ Dynamic Hedged U.S. Equity ETF

(collectively, the “AGFiQ Funds”)

Supplement dated May 19, 2020, to the currently effective

Prospectus and SAI for the AGFiQ Funds, dated November 1, 2019 as supplemented from time to time

This supplement provides updated information beyond that contained in the Prospectus and SAI for the AGFiQ Funds and should be read in conjunction with the Prospectus and SAI for the AGFiQ Funds.

Effective June 1, 2020, the management fee for AGFiQ U.S. Market Neutral Momentum Fund (ticker: MOM) and AGFiQ U.S. Market Neutral Value Fund (ticker: CHEP) (together with AGFiQ U.S. Market Neutral Momentum Fund, the “Funds”) are reduced, as follows:

Fund	Old Management Fee	New Management Fee
AGFiQ U.S. Market Neutral Momentum Fund	0.50%	0.45%
AGFiQ U.S. Market Neutral Value Fund	0.50%	0.45%

Additionally, effective June 1, 2020, the operating expense limitation agreement between AGF Investments LLC, the Funds’ investment adviser, and the Funds, is amended to reduce the Funds’ expense caps, as follows:

Fund	Old Expense Cap	New Expense Cap
AGFiQ U.S. Market Neutral Momentum Fund	0.75%	0.45%
AGFiQ U.S. Market Neutral Value Fund	0.75%	0.45%

Accordingly, effective June 1, 2020, the disclosure in the Funds’ Prospectus and SAI is revised as follows.

Effective June 1, 2020, the disclosure included under the subheading “Annual Fund Operating Expenses” in AGFiQ U.S. Market Neutral Momentum Fund’s Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees(1)	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	5.73%
Dividend, Interest and Brokerage Expenses on Short Positions	1.87%
Total Annual Fund Operating Expenses(1)	6.18%
Fee Waiver and Expense Reimbursement(2)	(3.86)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	2.32%

(1) Restated to reflect current management fees.

(2) Restated to reflect current contractual arrangements, the Fund’s investment adviser, AGF Investments LLC (“Adviser”), has contractually agreed to waive the fees and reimburse expenses of the Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses) (“Operating Expenses”) of the Fund are limited to 0.45% of average net assets. This undertaking can only be changed with the approval of the Board. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed during the last 36 months, provided that repayment does not cause the Operating Expenses to exceed the lower of 0.45% of the Fund’s average net assets and the expense cap in place at the time of the Adviser’s waiver or reimbursement. This agreement will remain in effect until November 1, 2020, and shall renew automatically for one-year terms unless the Adviser provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Effective June 1, 2020, the disclosure included under the subheading “Example” in AGFiQ U.S. Market Neutral Momentum Fund’s Summary Prospectus is deleted in and replaced with the following:

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage expenses that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$235	$1,489	$2,714	$5,652

The above example reflects a contractual fee waiver/expense reimbursement arrangement for the current duration of the arrangement, which is one year. Therefore, the expenses for the 3, 5 and 10 year periods reflect the contractual fee waiver/ expense reimbursement arrangement only for the first year of each respective period.

Effective June 1, 2020, the disclosure included under the subheading “Annual Fund Operating Expenses” in AGFiQ U.S. Market Neutral Value Fund’s Summary Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees(1)	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	23.89%
Dividend, Interest and Brokerage Expenses on Short Positions	1.16%
Total Annual Fund Operating Expenses(1)	24.34%
Fee Waiver and Expense Reimbursement(2)	(22.73)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	1.61%

(1) Restated to reflect current management fees.

(2) Restated to reflect current contractual arrangements, the Fund’s investment adviser, AGF Investments LLC (“Adviser”), has contractually agreed to waive the fees and reimburse expenses of the Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses) (“Operating Expenses”) of the Fund are limited to 0.45% of average net assets. This undertaking can only be changed with the approval of the Board. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed during the last 36 months, provided that repayment does not cause the Operating Expenses to exceed the lower of 0.45% of the Fund’s average net assets and the expense cap in place at the time of the Adviser’s waiver or reimbursement. This agreement will remain in effect until November 1, 2020, and shall renew automatically for one-year terms unless the Adviser provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Effective June 1, 2020, the disclosure included under the subheading “Example” in AGFiQ U.S. Market Neutral Value Fund’s Summary Prospectus is hereby deleted in its entirety and replaced with the following:

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage expenses that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$164	$4,270	$6,942	$10,219

The above example reflects a contractual fee waiver/expense reimbursement arrangement for the current duration of the arrangement, which is one year. Therefore, the expenses for the 3, 5 and 10 year periods reflect the contractual fee waiver/ expense reimbursement arrangement only for the first year of each respective period.

Effective June 1, 2020, the second and third paragraphs under the heading “Investment Adviser” in the Statutory Prospectus are deleted and replaced with the following:

Pursuant to the Advisory Agreement, the Adviser manages the investment and reinvestment of the Funds’ assets and administers the affairs of the Funds under the oversight of the Board. Pursuant to the Advisory Agreement, each Fund pays the Adviser a management fee for its services payable on a monthly basis at the annual rate of 0.45% of the Fund’s average daily net assets. The Adviser did not receive any actual compensation during the fiscal year ended June 30, 2019 due to fee waivers and expense reimbursements for the Target Index Funds and Active ETFs. A discussion regarding the basis for the Board’s approval of the Advisory Agreement for each Fund is available in the Funds’ annual report to shareholders for the period ended June 30, 2019.

With respect to the Target Index Funds, the Adviser has contractually undertaken until at least November 1, 2020, to forgo current payment of fees and/or reimburse expenses of each Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses) (“Operating Expenses”) are limited to 0.45% for the Funds (collectively, the “Expense Caps”). This undertaking can only be changed with the approval of the Board.

Effective June 1, 2020, the first paragraph under the heading “Investment Advisory Agreement” in the SAI is deleted and replaced with the following:

Under an investment advisory agreement between AGF Investments and the Trust, on behalf of each Fund (“Advisory Agreement”), each Fund pays AGF Investments a fee at an annualized rate, based on its average daily net assets, of 0.45%. AGF Investments manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board. AGF Investments’ address is 53 State Street, Suite 1308, Boston, MA 02109.

Effective June 1, 2020, the third paragraph under the heading “Investment Advisory Agreement” in the SAI is deleted and replaced with the following:

AGF Investments has contractually agreed to waive the fees and reimburse expenses of each Target Index Fund until at least November 1, 2020, and each Active ETF until November 1, 2022, so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses) (“Operating Expenses”) of the Fund are limited to 0.45% (collectively, the “Expense Caps”). This undertaking can only be changed with the approval of the Board of Trustees. Each Fund has agreed that it will repay the Adviser for fees and expenses waived or reimbursed for a period of 36 months following such waiver or reimbursement, provided that repayment does not cause Operating Expenses to exceed the lower of that Fund’s Expense Cap and that Fund’s expense cap in place at the time of the Adviser’s waiver or reimbursement. In addition, with respect to the Active ETFs, the Adviser has contractually agreed to reduce its management fees in an amount equal to any acquired fund fees and expenses incurred by an Active ETF that are attributable to the management fee paid to the Adviser (or an affiliated person of the Adviser) by an underlying fund in which the Active ETF invests.

Effective immediately, the AGFiQ Funds’ Prospectus is revised as follows.

The paragraph entitled “Market Events Risk” of the “Principal Investment Risks” section of each AGFiQ Fund’s Summary Prospectus is deleted and replaced with the following:

Market Events Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund. War and occupation, terrorism and related geopolitical risks, natural disasters, and public health emergencies, including an epidemic or pandemic may lead to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. Although the precise impact of the recent COVID-19 outbreak remains unknown, it has introduced uncertainty and volatility in global markets and economies. This impact may be for a short-term or extend for a longer term and may adversely affect the performance of a Fund.

The paragraph entitled “Market Events Risk” of the “Principal Investment Risks” section of the Statutory Prospectus is deleted and replaced with the following:

Market Events Risk: Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the Funds. Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. When the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose markets to heightened volatility and may reduce liquidity for certain Fund investments, causing the value of a Fund’s investments and share price to decline. To the extent a Fund experiences high redemptions because of these policy changes, a Fund may experience increased portfolio turnover, which will increase the costs that a Fund incurs and may lower a Fund’s performance.

War and occupation, terrorism and related geopolitical risks, natural disasters, and public health emergencies, including an epidemic or pandemic may lead to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. Although the precise impact of the recent COVID-19 outbreak remains unknown, it has introduced uncertainty and volatility in global markets and economies. This impact may be for a short-term or extend for a longer term and may adversely affect the performance of a Fund.

The fifth paragraph of the section of the Statutory Prospectus entitled “More Information About the Funds – More Information About the Target U.S. Market Neutral Indices” is deleted and replaced with the following:

The U.S. Market Neutral Funds reserve the right to substitute different indices for the Target Indices if the Target Indices are discontinued, if Dow Jones Indexes’ arrangement with the Adviser relating to the use of the Target Indices is terminated, or for any other reason determined by the Board to be in the best interests of the U.S. Market Neutral Funds’ shareholders. Additionally, in cases in which there is a governmental or regulatory ban or suspension on short sales, the U.S. Market Neutral Funds will be unable to track the Target Indices and reserve the right to invest only in the long positions in the Target Indices.

Effective immediately, the following is added to the section of the SAI entitled “Investment Policies, Techniques and Risks”:

Market Disruptions Risk. The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including war and occupation, terrorism and related geopolitical risks, natural disasters, and public health emergencies, including an epidemic or pandemic, which may lead to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. These events can also impair the technology and other operational systems upon which the Funds’ service providers rely, and could otherwise disrupt the Funds’ service providers’ ability to fulfill their obligations to the Funds.

The recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Funds hold, and may adversely affect the Funds’ investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff furloughs and reductions) and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the market place, including equity and debt market losses and overall volatility, and the jobs market. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial wellbeing and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Funds. In certain cases, an exchange or market may close or issue trading halts on specific securities or even the entire market, which may result in the Funds being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price their investments. These and other developments may adversely affect the liquidity of the Funds’ holdings. Although the precise impact of the recent COVID-19 outbreak remains unknown, it has introduced uncertainty and volatility in global markets and economies. This impact may be for a short-term or extend for a longer term and may adversely affect the performance of a Fund.

Please Retain This Supplement for Future Reference